Remuneration of Auditors (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Remuneration of Auditors [Abstract]
Schedule of Services Provided by the Auditors

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	December 2024	December 2023
	$	$
Short-term employee benefits	199,095	321,333
Post-employment benefits	22,896	35,346
	221,991	356,679

During the financial year the following fees were paid or payable for services provided by the auditors of the Company:

	30 June 2024	30 June 2023
Audit or review of the consolidated financial statements – UHY Haines Norton	152,941	188,963
Audit and Review Services – M&K CPAS, PLLC	96,114	—
	249,055	188,963